Income Taxes (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax asset:
Net operating loss carry forwards	$ 877,000	$ 752,000	$ 514,000
Valuation allowance	$ (877,000)	$ (752,000)	$ (514,000)
Deferred income tax asset, net